Stock Award Plans - Other Stock Option Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost for stock options	$ 473	$ 848	$ 1,087
Weighted average grant date fair value	$ 3.24	$ 3.53	$ 3.89
Total intrinsic value of options exercised	781	125	259
Grant date fair value of options exercised	791	54	312
Cash received from options exercises	4,261	357	1,630
Tax benefit realized for option exercises	$ 1	$ 0	$ 37